Condensed Statements of Changes in Shareholders' Deficit - USD ($)		Total	Kensington Capital Acquisition Corp. IV [Member]	Common Class A [Member] Kensington Capital Acquisition Corp. IV [Member]	Common Stock [Member]	Common Stock [Member] Common Class A [Member] Kensington Capital Acquisition Corp. IV [Member]	Common Stock [Member] Common Class B [Member] Kensington Capital Acquisition Corp. IV [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Kensington Capital Acquisition Corp. IV [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Kensington Capital Acquisition Corp. IV [Member]
Beginning balance at Dec. 31, 2019		$ 3,675,000			$ 1,000			$ 61,761,000		$ (58,087,000)
Beginning balance (in shares) at Dec. 31, 2019					45,106,145
Contributed capital from Parent		4,826,000						4,826,000		0
Exercise of common stock options (in shares)					50,000
Exercise of common stock options		4,000			$ 0			4,000		0
Stock-based compensation		42,000						42,000		0
Contribution from Parent related to stock-based compensation		40,000						40,000		0
Net income (loss)		(7,418,000)						0		(7,418,000)
Ending balance at Dec. 31, 2020		1,169,000			$ 1,000			66,673,000		(65,505,000)
Ending balance (in shares) at Dec. 31, 2020					45,176,145
Contributed capital from Parent		4,995,000						4,995,000
Exercise of common stock options (in shares)					20,000
Exercise of common stock options		1,000						1,000
Stock-based compensation		300,000						300,000
Contribution from Parent related to stock-based compensation		79,000						79,000
Net income (loss)		(3,053,000)								(3,053,000)
Ending balance at Jun. 30, 2021		3,491,000	$ (10,924)		$ 1,000	$ 0	$ 986	72,048,000	$ 24,014	(68,558,000)	$ (35,924)
Ending balance (in shares) at Jun. 30, 2021					45,176,145	0	9,857,142
Beginning balance at Dec. 31, 2020		1,169,000			$ 1,000			66,673,000		(65,505,000)
Beginning balance (in shares) at Dec. 31, 2020					45,176,145
Contributed capital from Parent		20,111,000						20,111,000		0
Exercise of common stock options (in shares)					20,000
Exercise of common stock options		1,000			$ 0			1,000		0
Stock-based compensation		1,000,000						1,000,000		0
Contribution from Parent related to stock-based compensation		1,473,000						1,473,000		0
Net income (loss)		(9,896,000)						0		(9,896,000)
Ending balance at Dec. 31, 2021		13,858,000	(34,311)		$ 1,000	$ 0	$ 986	89,258,000	24,014	75,401,000	(59,311)
Ending balance (in shares) at Dec. 31, 2021					45,176,145	0	9,857,142
Beginning balance at Mar. 18, 2021			0			$ 0	$ 0		0		0
Beginning balance (in shares) at Mar. 18, 2021						0	0
Issuance of Class B ordinary shares to Sponsor			25,000				$ 986		24,014
Issuance of Class B ordinary shares to Sponsor, shares							9,857,142
Net income (loss)			(25,822)								(25,822)
Ending balance at Mar. 31, 2021			(822)			$ 0	$ 986		24,014		(25,822)
Ending balance (in shares) at Mar. 31, 2021						0	9,857,142
Beginning balance at Mar. 18, 2021			0			$ 0	$ 0		0		0
Beginning balance (in shares) at Mar. 18, 2021						0	0
Net income (loss)			(35,924)
Ending balance at Jun. 30, 2021		3,491,000	(10,924)		$ 1,000	$ 0	$ 986	72,048,000	24,014	(68,558,000)	(35,924)
Ending balance (in shares) at Jun. 30, 2021					45,176,145	0	9,857,142
Beginning balance at Mar. 18, 2021			0			$ 0	$ 0		0		0
Beginning balance (in shares) at Mar. 18, 2021						0	0
Issuance of Class B ordinary shares to Sponsor	[1]		25,000				$ 986		24,014
Issuance of Class B ordinary shares to Sponsor, shares	[1]						9,857,142
Net income (loss)			(59,311)								(59,311)
Ending balance at Dec. 31, 2021		13,858,000	(34,311)		$ 1,000	$ 0	$ 986	89,258,000	24,014	75,401,000	(59,311)
Ending balance (in shares) at Dec. 31, 2021					45,176,145	0	9,857,142
Beginning balance at Mar. 31, 2021			(822)			$ 0	$ 986		24,014		(25,822)
Beginning balance (in shares) at Mar. 31, 2021						0	9,857,142
Net income (loss)			(10,102)								(10,102)
Ending balance at Jun. 30, 2021		3,491,000	(10,924)		$ 1,000	$ 0	$ 986	72,048,000	24,014	(68,558,000)	(35,924)
Ending balance (in shares) at Jun. 30, 2021					45,176,145	0	9,857,142
Beginning balance at Dec. 31, 2021		13,858,000	(34,311)		$ 1,000	$ 0	$ 986	89,258,000	24,014	75,401,000	(59,311)
Beginning balance (in shares) at Dec. 31, 2021					45,176,145	0	9,857,142
Excess of cash received over fair value of private placement warrants			1,440,000						1,440,000
Remeasurement of Class A ordinary shares to redemption amount			(22,186,565)	$ (22,186,565)					(1,464,014)		(20,722,551)
Remeasurement of Class A ordinary shares subject to possible redemption amount (reduction of offering cost)				(12,756,565)
Net income (loss)			(255,835)								(255,835)
Ending balance at Mar. 31, 2022			(21,036,711)			$ 0	$ 986		0		(21,037,697)
Ending balance (in shares) at Mar. 31, 2022						0	9,857,142
Beginning balance at Dec. 31, 2021		13,858,000	(34,311)		$ 1,000	$ 0	$ 986	89,258,000	24,014	75,401,000	(59,311)
Beginning balance (in shares) at Dec. 31, 2021					45,176,145	0	9,857,142
Contributed capital from Parent		505,000						505,000
Cumulative effect adjustment from adoption of ASC 842		(154,000)								(154,000)
Exercise of common stock options (in shares)					3,125
Exercise of common stock options		8,000						8,000
Stock-based compensation		1,100,000						1,100,000
Contribution from Parent related to stock-based compensation		246,000						246,000
Net income (loss)		(7,032,000)	2,625,169							(7,032,000)
Ending balance at Jun. 30, 2022		8,532,000	(18,345,944)		$ 1,000	$ 0	$ 986	91,117,000	0	(82,586,000)	(18,346,930)
Ending balance (in shares) at Jun. 30, 2022					45,179,270	0	9,857,142
Beginning balance at Mar. 31, 2022			(21,036,711)			$ 0	$ 986		0		(21,037,697)
Beginning balance (in shares) at Mar. 31, 2022						0	9,857,142
Remeasurement of Class A ordinary shares subject to possible redemption amount (reduction of offering cost)			4,662	4,662							4,662
Remeasurement of Class A ordinary shares subject to possible redemption amount			(194,899)	$ (194,899)							(194,899)
Net income (loss)			2,881,004								2,881,004
Ending balance at Jun. 30, 2022		$ 8,532,000	$ (18,345,944)		$ 1,000	$ 0	$ 986	$ 91,117,000	$ 0	$ (82,586,000)	$ (18,346,930)
Ending balance (in shares) at Jun. 30, 2022					45,179,270	0	9,857,142

[1]	This number excludes an aggregate of up to 1,285,714 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.